Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
OPERATING ACTIVITIES
Profit of the period	$ 6,891	$ 7,597	$ 6,114
Depreciation, amortization and impairment	5,411	5,078	5,052
Net finance cost/(income)	5,102	4,148	5,609
Equity-settled share-based payment expense	570	448	510
Income tax expense	2,234	1,928	2,350
Other non-cash items	1,125	(102)	(581)
Share of result of associates	(260)	844	(248)
Cash flow from operating activities before changes in working capital and use of provisions	21,072	19,941	18,806
Decrease/(increase) in trade and other receivables	(1,147)	(48)	164
Decrease/(increase) in inventories	717	(1,547)	(1,232)
Increase/(decrease) in trade and other payables	(1,110)	1,249	3,527
Pension contributions and use of provisions	(419)	(351)	(375)
Cash generated from operations	19,113	19,244	20,890
Interest paid	(3,877)	(4,133)	(3,987)
Interest received	598	611	200
Dividends received	127	158	106
Income tax paid	(2,696)	(2,582)	(2,410)
Cash flow from/(used in) operating activities	13,265	13,298	14,799
INVESTING ACTIVITIES
Acquisition of property, plant and equipment and of intangible assets	(4,638)	(5,160)	(5,640)
Proceeds from sale of property, plant and equipment and of intangible assets	156	322	142
Sale/(acquisition) of subsidiaries, net of cash disposed/ acquired of	9	(70)	(444)
Proceeds from sale/(acquisition) of other assets	119	288	65
Cash flow from/(used in) investing activities	(4,354)	(4,620)	(5,878)
FINANCING ACTIVITIES
Proceeds from borrowings	202	91	454
Repayments of borrowings	(3,098)	(7,265)	(8,965)
Dividends paid	(3,013)	(2,442)	(2,364)
Share buyback	(362)	0	0
Payment of lease liabilities	(780)	(610)	(531)
Derivative financial instruments	(841)	61	35
Sale/(acquisition) of non-controlling interests	(22)	(20)	0
Other financing cash flows	(682)	(435)	(227)
Cash flow from/(used in) financing activities	(8,596)	(10,620)	(11,598)
Net increase/(decrease) in cash and cash equivalents	315	(1,942)	(2,677)
Cash and cash equivalents less bank overdrafts at beginning of year	9,890	12,043	15,247
Effect of exchange rate fluctuations	109	(211)	(526)
Cash and cash equivalents less bank overdrafts at end of period	$ 10,314	$ 9,890	$ 12,043